Scout Unconstrained Bond Fund (Prospectus Summary) | Scout Unconstrained Bond Fund
SCOUT UNCONSTRAINED BOND FUND SUMMARY
Investment Objective
The investment objective of the Scout Unconstrained Bond Fund (the “Fund”) is to maximize total return consistent with the preservation of capital.
Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Scout Unconstrained Bond Fund (USD $)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Scout Unconstrained Bond Fund		Institutional Class		Class Y
Management Fees		0.60%		0.60%
Distribution (12b-1) Fees		none		0.25%
Other Expenses		0.36%		0.41%	[1]
Total Annual Fund Operating Expenses		0.96%		1.26%	[1]
Less Advisor's Fee Waiver and/or Expense Assumption	[2]	(0.46%)		(0.46%)
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)		0.50%	[3]	0.80%	[1]
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" for Class Y shares do not correlate to the ratio of expenses to average net assets for the most recent fiscal year ended June 30, 2013 in the Financial Highlights table in this Prospectus and in the Fund's most recent Annual Report. "Other Expenses" have been adjusted to accurately reflect the authorized fees and expenses of the Class Y shares.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2014 in order to limit the "Total Annual Fund Operating Expenses" (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) to no more than 0.50% for Institutional Class shares of the Fund and 0.80% for Class Y shares of the Fund. If "Total Annual Fund Operating Expenses" would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund. This expense limitation agreement may not be terminated prior to October 31, 2014 unless the Fund's Board of Trustees (the "Board") consents to an earlier revision or termination as being in the best interests of the Fund.
[3]	"Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)" for Institutional Class shares do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund's most recent Annual Report because the latter reflects two periods under different fee waiver agreements, 0.99% for the period July 1, 2012 through December 31, 2012 and 0.50% for the period January 1, 2013 through June 30, 2013.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Scout Unconstrained Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	51	260	486	1,136
Class Y	82	354	647	1,482

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  The Fund's annual turnover rate may exceed 100% and may vary greatly from year to year.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing at least 80% of its assets in fixed income instruments.  The fixed income instruments in which the Fund may invest can be of varying maturities and include bonds, debt securities, mortgage- and asset-backed securities (including to-be-announced securities) and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.  The portfolio duration of the Fund will normally not exceed 8 years but may be greater based on market conditions. The Fund may also have a negative duration.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.  A portfolio with negative duration generally incurs a loss when interest rates and yields fall.  In certain market conditions, the Fund may pursue its investment objective by investing a significant portion of its assets in cash or short-term debt obligations.  The Fund may invest in both investment grade securities and non-investment grade securities, also known as high yield securities or “junk” bonds.  The Fund may invest without limitation in non-investment grade securities.  Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor's Financial Services LLC (“S&P®”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may without limitation seek to obtain market exposure to the securities in which it primarily invests by entering into buybacks or dollar rolls.  The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers.

The Fund may invest without limitation in derivative instruments, such as options, futures contracts (including interest rate futures contracts), currency forwards or swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the Fund's Prospectus or Statement of Additional Information (“SAI”).  The Fund's investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products.  The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®.  Derivative instruments that provide exposure to fixed income instruments may be used to satisfy the Fund's 80% investment policy.

How does the Fund choose securities in which to invest?  The Advisor attempts to maximize total return by pursuing relative value opportunities throughout all sectors of the fixed income market.  The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in the Fund versus those available in the market and of other securities the Advisor is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may invest a substantial portion of its assets (more than 25%) in securities and instruments that are economically tied to one or more foreign countries if economic and business conditions warrant such investment.  The Fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks:  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries.  If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Fixed Income Security Risks:  The Fund's investments are subject to the risks inherent in individual fixed income security selections.  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a fixed income security's time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security.  Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks:  The Fund will invest in fixed income securities of varying maturities.  Generally, the longer a fixed income security's maturity, the greater the risk.  Conversely, the shorter a fixed income security's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.  Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Issuer Risks: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Credit Ratings Risks:  Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks:  The Fund's income could decline due to falling market interest rates.  In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks:  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.  Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund has historically experienced portfolio turnover in excess of 100%.  Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities.  The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Liquidity Risks:  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks:  The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund's Board.  The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Derivatives Risks:  Derivatives, such as swap agreements (including credit default swaps and credit default swap index products), options, futures contracts or currency forwards, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, credit risks and management risks. Derivatives also present the risk that the other party to the transaction will fail to perform.  Derivatives also involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits.  When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index.  Derivatives can cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund's initial investment.  The derivatives market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments:  The use of financial instruments to increase potential returns, including the use of buybacks; dollar rolls; when-issued, delayed delivery or forward commitment transactions; and derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Short Sale Risks: There is risk involved in entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Management Risks:  The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year.  The table shows how the Fund's average annual returns for 1 year and since inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.   Since inception performance for the Lipper Alternative Credit Focus Funds Index is as of the inception month end for the Institutional Class shares.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

There is no performance information quoted for Class Y shares of the Fund because Class Y shares of the Fund have not yet been in existence for a full calendar year.  Performance based on net asset value for the Class Y shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 10.17% (quarter ended March 31, 2012) and the Fund's lowest quarterly return was 0.80% (quarter ended June 30, 2012).

Year-to-date return (through September 30, 2013): 2.01%

Average Annual Total Return as of December 31, 2012
Average Annual Total Returns Scout Unconstrained Bond Fund	Label	1 Year	Since Inception	Inception Date
Institutional Class	Return Before Taxes	23.07%	22.36%	Sep. 29, 2011
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	20.50%	18.97%	Sep. 29, 2011
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.01%	17.01%	Sep. 29, 2011
BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index	BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.51%	0.46%	Sep. 29, 2011
Lipper Alternative Credit Focus Funds Index	Lipper Alternative Credit Focus Funds Index (reflects no deduction for fees, expenses or taxes)	8.88%	8.47%	Sep. 29, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.